Interest Income and Expense - Details of Interest Income from Financial Assets (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure of Interest Income Expense [line items]
Measured at amortized cost	[1]	$ 30,996	$ 26,649
Measured at FVOCI	[1]	1,440	1,205
Interest income calculated using effective interest method		32,436	27,854
Other	[2]	348	213
Interest income	[3],[4]	32,784	28,067	$ 23,927
Measured at amortized cost	[1]	15,575
Measured at FVOCI			11,757
Interest expense calculated using effective interest method		15,575	11,757
Other	[2]	32	119
Interest expenses		$ 15,607	$ 11,876	$ 8,892

[1]	The interest income/expense on financial assets/liabilities are calculated using the effective interest method.
[2]	Includes dividend income on equity securities designated at FVOCI.
[3]	Interest income on financial assets measured at amortized cost and FVOCI is calculated using the effective interest method. Includes interest income for the year ended October 31, 2019 of $32,436 (October 31, 2018 – $27,854) from these financial assets.
[4]	The amounts for the years ended October 31, 2019 and October 31, 2018 have been prepared in accordance with IFRS 9; prior year amounts have not been restated.